Agreements and Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Revenue Earned Cash Received [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Asset management revenue (a)	$15,602	$19,820
Structuring revenue (b)	7,638	15,945
Wholesaling revenue (c)	3,787	3,280
Reimbursed costs from affiliates (c)	18,737	17,719
Distributions of available cash (d)	6,974	1,815
Deferred revenue earned (e)	2,123	-
	$54,861	$58,579

	Years Ended December 31,
	2011	2010	2009
Asset management revenue	$66,808	$76,246	$76,621
Reimbursed costs from affiliates	64,829	60,023	47,534
Incentive, termination and subordinated disposition revenue	52,515	-	-
Structuring revenue	46,831	44,525	23,273
Wholesaling revenue	11,664	11,096	7,691
Distributions of available cash	15,535	4,468	2,160
Deferred revenue earned	5,662	-	-
	$263,844	$196,358	$157,279

Schedule Of Unpaid Deferred Acquisition Fees And Interest Earned [Table Text Block]

	March 31, 2012	December 31, 2011
Unpaid deferred acquisition fees	$24,604	$29,410

	Three Months Ended March 31,
	2012	2011
Interest earned on unpaid deferred acquisition fees	$482	$332

		At December 31, 2011	At December 31, 2010
Unpaid deferred acquisition fees		$29,410	$31,419

	Years Ended December 31,
	2011	2010	2009
Interest earned on unpaid deferred acquisition fees	$1,332	$1,136	$1,534

Schedule Of Income From Noncontrolling Interest Partners [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Income from noncontrolling interest partners	$727	$644

	Years Ended December 31,
	2011	2010	2009
Income from noncontrolling interest partners	$2,542	$2,372	$2,374

Deferred Rent Due To Affiliates

	March 31, 2012	December 31, 2011
Deferred rent due to affiliates	$776	$798

	December 31,
	2011	2010
Deferred rent due to affiliates	$798	$854